Consolidated Statements Of Stockholders' Equity and Comprehensive Income - Unaudited (USD $) In Thousands		Total	Common stock	Paid-in capital	Retained earnings	Accumulated other comprehensive income	BankUnited, FSB and Subsidiaries	BankUnited, FSB and Subsidiaries Common stock	BankUnited, FSB and Subsidiaries Paid-in capital	BankUnited, FSB and Subsidiaries Retained earnings	BankUnited, FSB and Subsidiaries Accumulated other comprehensive income
Balance at Sep. 30, 2007							$ 1,202,802	$ 0	$ 713,928	$ 502,027	$ (13,153)
Initial capital contribution							80,000		80,000
Comprehensive income:
Net income (loss)							(858,385)			(858,385)
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791							(37,303)
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes for the six months ended June 30, 2011 $40, for the six months ended June 30, 2010 $1,084, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $385	[1]						414
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218	[1]						0
Other comprehensive income							(25,645)				(25,645)
Total comprehensive income (loss)							(884,030)
Dividends							(2)			(2)
Balance at Sep. 30, 2008							398,770	0	793,928	(356,360)	(38,798)
Comprehensive income:
Net income (loss)							(1,233,297)			(1,233,297)
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791							(65,914)
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes for the six months ended June 30, 2011 $40, for the six months ended June 30, 2010 $1,084, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $385	[1]						22
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218	[1]						0
Other comprehensive income							(54,441)				(54,441)
Total comprehensive income (loss)							(1,287,738)
Dividends							(5)			(5)
Balance at May. 21, 2009							(888,973)	0	793,928	(1,589,662)	(93,239)
Balance at Apr. 28, 2009		0	0	0	0	0
Initial capital contribution		925,000	925	924,075	0	0
Additional capital contribution, value		22,750	3	22,747	0	0
Comprehensive income:
Net income (loss)		119,046	0	0	119,046	0
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791		28,546	0	0	0	28,546
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218		(1,292)	0	0	0	(1,292)
Total comprehensive income (loss)		146,300
Stock based compensation		210	0	210	0	0
Balance at Dec. 31, 2009		1,094,260	928	947,032	119,046	27,254
Comprehensive income:
Net income (loss)		111,883	0	0	111,883	0
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791		19,582	0	0	0	19,582
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes for the six months ended June 30, 2011 $40, for the six months ended June 30, 2010 $1,084, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $385		1,726	0	0	0	1,726
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218		(25,127)	0	0	0	(25,127)
Total comprehensive income (loss)		108,064			111,883	(3,819)
Dividends		0
Capital contribution		2,000	2	1,998	0	0
Stock based compensation		532	0	532	0	0
Tax benefits from dividend equivalents and stock options		0
Balance at Jun. 30, 2010		1,204,856	930	949,562	230,929	23,435
Balance at Dec. 31, 2009		1,094,260	928	947,032	119,046	27,254
Comprehensive income:
Net income (loss)		184,735	0	0	184,735	0
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791		26,738	0	0	0	26,738
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes for the six months ended June 30, 2011 $40, for the six months ended June 30, 2010 $1,084, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $385		613	0	0	0	613
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218		(22,639)	0	0	0	(22,639)
Total comprehensive income (loss)		189,447
Dividends		(34,000)	0	0	(34,000)	0
Capital contribution		2,500	2	2,498	0	0
Stock based compensation		1,301	0	1,301	0	0
Balance at Dec. 31, 2010		1,253,508	930	950,831	269,781	31,966
Comprehensive income:
Net income (loss)		(23,665)	0	0	(23,665)	0
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities available for sale arising during the period, net of taxes for the six months ended June 30, 2011 $5,059, for the six months ended June 30, 2010 $12,298, for the period ended December 31, 2009 $17,870, and for the year ended December 31, 2010 $16,791		8,057	0	0	0	8,057
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes for the six months ended June 30, 2011 $40, for the six months ended June 30, 2010 $1,084, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $385		(63)	0	0	0	(63)
Unrealized gains (losses) on cash flow hedges, net of tax benefit for the six months ended June 30, 2011 $1,735, for the six months ended June 30, 2010 $15,782, for the period ended December 31, 2009 $809, and for the year ended December 31, 2010 $14,218		(2,761)				(2,761)
Total comprehensive income (loss)		(18,432)			(23,665)	5,233
Proceeds from issuance of common stock, net of direct costs for the six months ended June 30, 2011 $3,979, for the six months ended June 30, 2010 $0, for the period ended December 31, 2009 $0, and for the year ended December 31, 2010 $0		98,620	42	98,578	0	0
Dividends		(28,396)	0	0	(28,396)
Reclassification of PIU liability to equity			0	44,964	0	0
Stock based compensation		126,195	0	126,195	0	0
Proceeds from exercise of stock options		14	0	14	0	0
Tax benefits from dividend equivalents and stock options		200		200
Balance at Jun. 30, 2011		$ 1,476,673	$ 972	$ 1,220,782	$ 217,720	$ 37,199

[1]	Tax benefit related to 2009 and 2008 unrealized net losses on securities was completely reserved for by a valuation allowance and therefore these years do not show any tax benefit related to investment securities. The following table summarizes the related tax expense (benefit) for the period ended May 21, 2009, and September 30, 2008 (in thousands):